TAXATION - Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred:
Defferred	$ 964	¥ 6,714	¥ (2,212)	¥ (2,127)
Provision for income tax expenses (benefits)	$ 1,855	12,917	3,498	9,614
China
Current:
Current		6,198	5,709	11,648
Deferred:
Defferred		6,156	(2,594)	(2,161)
U.S.
Current:
Current		5		93
Deferred:
Defferred		¥ 558	¥ 383	¥ 34